Property, Equipment and Software, Net - Property, Equipment and Software (Details) - USD ($)	Mar. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Leasehold improvements	$ 7,112		$ 7,112		$ 35,897
Furniture and fixtures	21,303		21,303		21,303
Total property, equipment and software	127,971		127,971		168,396
Accumulated depreciation and amortization	(110,222)		(108,649)		(139,885)
Total property, equipment and software, net	17,749		19,322		28,511
LendingClub Corp [Member]
Internally developed software	86,238,000	[1]	75,202,000	[1]	40,709,000	[2]
Leasehold improvements	22,802,000		22,637,000		11,559,000
Computer equipment	18,794,000		18,080,000		14,076,000
Purchased software	7,284,000		7,598,000		5,336,000
Furniture and fixtures	6,832,000		6,827,000		5,086,000
Construction in progress	777,000		707,000		2,870,000
Total property, equipment and software	142,727,000		131,051,000		79,636,000
Accumulated depreciation and amortization	(50,437,000)		(41,788,000)		(23,706,000)
Total property, equipment and software, net	$ 92,290,000		$ 89,263,000		$ 55,930,000

[1]	Includes $12.6 million and $7.4 million in development in progress as of March 31, 2017 and December 31, 2016, respectively.
[2]	Includes $7.4 million and $459 thousand in construction in progress as of December 31, 2016 and 2015, respectively.